CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Allowance for doubtful accounts	$ 98.2	$ 98.1
Other Assets
Accumulated amortization on intangible assets	$ 299.8	$ 266.6
Shareholders' Equity
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized (in shares)	25,000,000	25,000,000
Preferred stock, issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized (in shares)	125,000,000	125,000,000
Common stock, issued (in shares)	115,115,748	114,504,928
Treasury stock at cost (in shares)	48,146,658	41,466,590